Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Detail) - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	£ 611	£ 731
Rate derivatives - inflows	(275)	(482)
Rate derivatives - outflows	273	491
FX forwards - inflows	(428)	(304)
FX forwards - outflows	421	313
Total	602	749
US Dollars [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	0
Rate derivatives - inflows	(6)	(24)
Rate derivatives - outflows	178	224
FX forwards - inflows	0	0
FX forwards - outflows	421	0
Total	593	200
Sterling [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	354	455
Rate derivatives - inflows	(9)	(170)
Rate derivatives - outflows	89	255
FX forwards - inflows	(428)	(304)
FX forwards - outflows	0	313
Total	6	549
Other currency [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	257	276
Rate derivatives - inflows	(260)	(288)
Rate derivatives - outflows	6	12
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	3	0
In less than one year [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	0	0
Rate derivatives - inflows	(13)	(11)
Rate derivatives - outflows	5	1
FX forwards - inflows	(428)	(304)
FX forwards - outflows	421	313
Total	(15)	(1)
One to five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	257	342
Rate derivatives - inflows	(262)	(471)
Rate derivatives - outflows	268	490
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	263	361
Later than five years [member]
Disclosure of undiscounted cash flows financial assets liabilities [line items]
Bonds	354	389
Rate derivatives - inflows	0	0
Rate derivatives - outflows	0	0
FX forwards - inflows	0	0
FX forwards - outflows	0	0
Total	£ 354	£ 389